Other Non-Current Assets	12 Months Ended
Jun. 30, 2023
Other Non-Current Assets [Abstract]
Other non-current assets
7.	OTHER NON-CURRENT ASSETS

	As of June 30,
	2023	2022
Prepayment of developing a metaverse platform	-	4,597,232
Prepayment of developing non-fungible tokens (“NFTs”)	-	2,800,000
Prepayment of brand authorization	4,600,000	-
Prepaid consulting fees	462,967	925,933
Prepaid renovation expenses	-	886,367
Prepayment of copyright licenses	-	580,000
Prepaid royalties	-	95,798
Security deposit	16,260	55,425
Others	41,372	68,445
Total	$5,120,599	$10,009,200

As of June 30, 2023, other non-current assets mainly consisted of the prepayment for brand authorization in the amount of $4,600,000. It included the payment to Wanyee Trading Company Limited and Lihe Trading Limited for negotiating with the brand owner of “Stussy” and “fear of god” for acting as an agent  for these brands in mainland China.

As of June 30, 2022, other non-current assets also consisted of the prepayment for the development of a metaverse platform including the service of platform planning, design, platform framework and related system development from February 8, 2022 to December 31, 2022 for a total cash consideration of $4,600,000. The development of NFTs includes the service of planning, designing, and developing no less than 30 NFT products and no less than five metaverse battle scenes with the theme of martial arts and street dance from April 10, 2022 to April 9, 2023 for a total cash consideration of $4,000,000. Due to the uncertainties of revenue generation from the two projects, the management of the Company decided to expense the two items in the Research and Development account.